Pacer US Export Leaders ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.9%
Communication Services - 4.2%
Alphabet, Inc. - Class A (a)	1,217	$120,288
Meta Platforms, Inc. - Class A (a)	974	145,097
Netflix, Inc. (a)	353	124,912
News Corp. - Class A	6,257	126,767
		517,064
Consumer Discretionary - 4.8%
Domino's Pizza, Inc. (b)	310	109,430
LKQ Corp.	2,119	124,936
McDonald's Corp.	415	110,971
NIKE, Inc. - Class B (b)	1,032	131,405
Tesla Motors, Inc. (a)	631	109,302
		586,044
Consumer Staples - 5.6%
Archer-Daniels-Midland Co.	1,227	101,657
Coty, Inc. (a)	14,395	143,374
Mondelez International, Inc.	1,684	110,201
Philip Morris International, Inc.	1,106	115,289
The Coca-Cola Co.	1,789	109,702
The Procter & Gamble Co.	748	106,500
		686,723
Energy - 4.1%
APA Corp.	2,698	119,602
Baker Hughes Co. (b)	4,166	132,229
Chevron Corp.	672	116,942
Exxon Mobil Corp.	1,091	126,567
		495,340
Financials - 1.0%
MSCI, Inc.	230	122,259

Health Care - 16.0%
Abbott Laboratories	1,045	115,525
Agilent Technologies, Inc. (b)	738	112,235
Align Technology, Inc. (a)	598	161,298
AmerisourceBergen Corp.	683	115,400
Bio-Rad Laboratories, Inc. - Class A (a)	271	126,682
Danaher Corp.	419	110,775
GE HealthCare Technologies, Inc. (a)	462	32,118
IQVIA Holdings, Inc. (a)(b)	542	124,340
Merck & Co., Inc.	1,038	111,492
Mettler-Toledo International, Inc. (a)	78	119,568
Moderna, Inc. (a)	637	112,150
PerkinElmer, Inc.	812	111,674
Pfizer, Inc. (b)	2,184	96,445
STAAR Surgical Co. (a)	1,883	132,846
Thermo Fisher Scientific, Inc.	202	115,207
Viatris, Inc.	10,476	127,388
West Pharmaceutical Services, Inc.	473	125,629
		1,950,772
Industrials - 8.7%
Emerson Electric Co.	1,195	107,813
Expeditors International of Washington, Inc. (b)	1,047	113,233
General Electric Co. (b)	1,387	111,626
IDEX Corp. (b)	480	115,046
Ingersoll Rand, Inc.	2,121	118,776
Kennametal, Inc.	4,537	129,304
Nordson Corp. (b)	482	117,271
The Brink's Co.	1,963	128,773
Westinghouse Air Brake Technologies Corp.	1,125	116,786
		1,058,628
Information Technology - 42.1%
Accenture PLC - Class A	390	108,829
Advanced Micro Devices, Inc. (a)	1,647	123,772
Amkor Technology, Inc. (b)	4,367	127,778
Amphenol Corp. - (b)	1,438	114,709
Analog Devices, Inc.	670	114,885
ANSYS, Inc. (a)	466	124,124
Apple, Inc.	794	114,566
Applied Materials, Inc.	1,052	117,287
Arista Networks, Inc. (a)	883	111,276
Autodesk, Inc. (a)	581	125,008
Broadcom, Inc.	207	121,097
Cadence Design System, Inc. (a)	690	126,153
Coherent Corp. (a)	3,195	138,663
Euronet Worldwide, Inc. (a)	1,246	140,399
Fortinet, Inc. (a)	2,166	113,368
Genpact Ltd.	2,525	119,382
Hewlett Packard Enterprise Co.	6,993	112,797
Keysight Technologies, Inc. (a)	625	112,094
KLA Corp.	287	112,642
Lam Research Corp. (b)	253	126,525
Littelfuse, Inc.	481	123,468
Lumentum Holdings, Inc. (a)	2,076	124,934
MACOM Technology Solutions Holdings, Inc. (a)	1,643	110,114
MasterCard, Inc. - Class A	324	120,074
Microchip Technology, Inc.	1,488	115,499
Microsoft Corp.	460	113,993
MKS Instruments, Inc.	1,377	140,895
Monolithic Power Systems, Inc.	293	124,982
NVIDIA Corp.	664	129,726
ON Semiconductor Corp. (a)	1,601	117,593
Power Integrations, Inc. (b)	1,490	128,274
PTC, Inc. (a)	932	125,708
Qorvo, Inc. (a)	1,157	125,720
QUALCOMM, Inc.	949	126,416
Synaptics, Inc. (a)	1,121	140,159
Synopsys, Inc. (a)	347	122,751
Teradata Corp. (a)	3,351	116,883
Teradyne, Inc.	1,222	124,277
Texas Instruments, Inc. (b)	648	114,832
Universal Display Corp.	979	129,747
Visa, Inc. - Class A (b)	541	124,544
Zebra Technologies Corp. (a)(b)	449	141,965
		5,147,908
Materials - 12.4%
Alcoa Corp.	2,505	130,861
Amcor PLC	9,130	110,108
Ashland Global Holdings, Inc.	1,029	112,439
Avery Dennison Corp.	635	120,294
Avient Corp.	3,293	133,432
Celanese Corp.	1,103	135,890
Dow, Inc.	2,239	132,885
Ingevity Corp. (a)	1,569	129,348
Linde PLC	340	112,520
LyondellBasell Industries NV	1,386	134,012
Mosaic Co.	2,413	119,540
The Chemours Co.	3,816	138,864
		1,510,193
TOTAL COMMON STOCKS (Cost $11,024,199)		12,074,931

REAL ESTATE INVESTMENT TRUSTS - 1.0%
Equinix, Inc.	167	123,268
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $111,453)		123,268

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 3.300% (c)	$14,630	14,630
TOTAL SHORT-TERM INVESTMENTS (Cost $14,630)		14,630

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.0%	Shares
Mount Vernon Liquid Assets Portfolio, LLC, 4.530% (c)	1,831,936	1,831,936
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,831,936)		1,831,936

Total Investments (Cost $12,982,218) - 115.0%		14,044,765
Liabilities in Excess of Other Assets - (15.0)%		(1,833,222)
TOTAL NET ASSETS - 100.0%		$12,211,543

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2023. The total value of securities on loan is $1,823,872 or 14.9% of net assets.
(c)	The rate shown is as of January 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 12,074,931	$ -	$ -	$ -	$ 12,074,931
Real Estate Investment Trusts	123,268	-	-	-	123,268
Short-Term Investments	14,630	-	-	-	14,630
Investments Purchased with Proceeds from Securities Lending	-	-	-	1,831,936	1,831,936
Total Investments in Securities	$ 12,212,829	$ -	$ -	$ 1,831,936	$ 14,044,765

^ See the Schedules of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.